FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 52,553	$ 40,783
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,249	1,496
Financial liabilities	63	14
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,588	4,968
Financial liabilities	485	348
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	282	297	$ 341
Financial liabilities	302	498	$ 11
Recurring fair value measurement | Derivatives assets/liabilities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	63	14
Recurring fair value measurement | Derivatives assets/liabilities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	485	348
Recurring fair value measurement | Derivatives assets/liabilities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	17	19
Recurring fair value measurement | Other financial liabilities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Other financial liabilities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Other financial liabilities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	285	479
Recurring fair value measurement | Other Financial Liabilities, Contingent Consideration | Level 3 | Discounted cash flows
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	247	411
Recurring fair value measurement | Common shares | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	668	865
Recurring fair value measurement | Common shares | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Common shares | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Corporate and government bonds | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	73	43
Recurring fair value measurement | Corporate and government bonds | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,306	3,956
Recurring fair value measurement | Corporate and government bonds | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Derivatives assets/liabilities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	17	2
Recurring fair value measurement | Derivatives assets/liabilities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	594	300
Recurring fair value measurement | Derivatives assets/liabilities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Other financial assets | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	491	586
Recurring fair value measurement | Other financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	688	712
Recurring fair value measurement | Other financial assets | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 282	$ 297